United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/08

Date of Reporting Period:  Fiscal year ended 5/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2008	2007	2006 [1]	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0324	0.0424	0.0302	0.0099	0.0006
Less Distributions:
Distributions from net investment income	(0.0324)	(0.0424)	(0.0302)	(0.0099)	(0.0006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	3.29%	4.32%	3.06%	0.99%	0.06%

Ratios to Average Net Assets:
Net expenses	1.05%	1.05%	1.05%	1.05%	1.04%
Net investment income	3.08%	4.24%	2.98%	1.08%	0.07%
Expense waiver/reimbursement [3]	0.01%	0.03%	0.05%	0.02%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$850,101	$549,287	$487,625	$546,590	$444,087

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,012.00	$5.28
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.75	$5.30

1 Expenses are equal to the Fund's annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	53.9%
U.S. Government Agency Securities	46.2%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At May 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.1%
8-30 Days	14.6%
31-90 Days	20.0%
91-180 Days	2.8%
181 Days or more	9.6%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

May 31, 2008

Principal Amount			Value
		GOVERNMENT AGENCIES--46.2%
$4,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.584%, 6/8/2008	$4,000,000
226,665,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 4.700%, 6/2/2008 - 8/27/2008	226,667,812
66,100,000		Federal Home Loan Bank System Notes, 2.250% - 5.800%, 7/15/2008 - 6/4/2009	66,161,094
24,691,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.070% - 3.845%, 6/13/2008 - 9/22/2008	24,565,523
23,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.313% - 2.599%, 6/9/2008 - 6/28/2008	22,996,253
16,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 4.750%, 10/17/2008 - 4/2/2009	15,998,166
7,000,000		Federal Home Loan Mortgage Corp. Notes, 2.800%, 3/10/2009	7,000,000
1,500,000	[2]	Federal National Mortgage Association Discount Notes, 2.090%, 11/24/2008	1,484,673
22,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.060% - 2.747%, 6/2/2008 - 7/25/2008	22,497,080
1,549,000		Federal National Mortgage Association Notes, 2.500%, 6/15/2008	1,547,382
		TOTAL GOVERNMENT AGENCIES	392,917,983
		REPURCHASE AGREEMENTS--53.9%
3,000,000	[3]	Interest in $190,000,000 joint repurchase agreement 2.08%, dated 5/7/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $190,669,644 on 7/7/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $194,091,131.	3,000,000
4,000,000	[3]	Interest in $190,000,000 joint repurchase agreement 2.12%, dated 4/28/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $191,007,000 on 7/28/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $194,188,031.	4,000,000
18,000,000		Interest in $5,750,000,000 joint repurchase agreement 2.17%, dated 5/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,751,039,792 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $5,866,060,703.	18,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$32,000,000		Interest in $2,156,000,000 joint repurchase agreement 2.34%, dated 5/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,156,420,420 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 5/1/2038 and the market value of those underlying securities was $2,199,548,909.	$32,000,000
42,000,000		Interest in $3,300,000,000 joint repurchase agreement 2.34%, dated 5/30/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,300,643,500 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $3,366,000,000.	42,000,000
14,000,000		Interest in $800,000,000 joint repurchase agreement 2.05%, dated 5/1/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $802,687,778 on 6/30/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $821,811,836.	14,000,000
14,000,000	[3]	Interest in $780,000,000 joint repurchase agreement 2.05%, dated 5/2/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $782,487,333 on 6/30/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $801,679,011.	14,000,000
11,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 2.05%, dated 5/7/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,939,583 on 6/9/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $513,329,683.	11,000,000
42,000,000		Interest in $4,500,000,000 joint repurchase agreement 2.33%, dated 5/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,873,750 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $4,590,891,226.	42,000,000
21,000,000	[3]	Interest in $1,260,000,000 joint repurchase agreement 2.10%, dated 4/30/2008 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $1,262,425,500 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/24/2042 and the market value of those underlying securities was $1,300,071,560.	21,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$10,000,000		Interest in $2,350,000,000 joint repurchase agreement 2.37%, dated 5/30/2008 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $2,350,464,125 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $2,420,506,878.	$10,000,000
11,000,000	[3]	Interest in $700,000,000 joint repurchase agreement 2.05%, dated 5/12/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $701,355,278 on 6/16/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 5/1/2038 and the market value of those underlying securities was $715,615,574.	11,000,000
31,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.35%, dated 5/30/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,489,583 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2037 and the market value of those underlying securities was $2,575,059,686.	31,000,000
4,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 2.415%, dated 2/13/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $343,968,650 on 8/6/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $347,822,581.	4,000,000
42,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.35%, dated 5/30/2008 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $1,000,195,833 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2043 and the market value of those underlying securities was $1,029,804,157.	42,000,000
32,849,000		Interest in $3,000,000,000 joint repurchase agreement 2.34%, dated 5/30/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,585,000 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $3,081,091,392.	32,849,000
42,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.34%, dated 5/30/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,500,292,500 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $1,530,002,149.	42,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$42,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.33%, dated 5/30/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,388,333 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $2,051,056,040.	$42,000,000
42,000,000		Interest in $150,000,000 joint repurchase agreement 2.35%, dated 5/30/2008 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,029,375 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2036 and the market value of those underlying securities was $153,509,335.	42,000,000
		TOTAL REPURCHASE AGREEMENTS	457,849,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [4]	850,766,983
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [5]	(665,626)
		TOTAL NET ASSETS--100%	$850,101,357

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008

Assets:
Investments in repurchase agreements	$457,849,000
Investments in securities	392,917,983
Total investments in securities, at amortized cost and value		$850,766,983
Cash		290,203
Income receivable		1,649,892
Receivable for shares sold		1,407
TOTAL ASSETS		852,708,485
Liabilities:
Payable for investments purchased	2,000,000
Payable for shares redeemed	3,303
Income distribution payable	271,310
Payable for distribution services fee (Note 5)	74,366
Payable for shareholder services fee (Note 5)	178,644
Accrued expenses	79,505
TOTAL LIABILITIES		2,607,128
Net assets for 850,104,788 shares outstanding		$850,101,357
Net Assets Consist of:
Paid-in capital		$850,104,788
Distributions in excess of net investment income		(3,431)
TOTAL NET ASSETS		$850,101,357
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($850,101,357 ÷ 850,104,788 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2008

Investment Income:
Interest			$30,027,609
Expenses:
Investment adviser fee (Note 5)		$3,630,667
Administrative personnel and services fee (Note 5)		570,018
Custodian fees		36,632
Transfer and dividend disbursing agent fees and expenses		681,266
Directors'/Trustees' fees		8,947
Auditing fees		17,000
Legal fees		15,906
Portfolio accounting fees		103,984
Distribution services fee (Note 5)		725,971
Shareholder services fee (Note 5)		1,813,648
Account administration fee		1,685
Share registration costs		40,630
Printing and postage		54,936
Insurance premiums		6,702
Taxes		51,635
Miscellaneous		2,536
TOTAL EXPENSES		7,762,163
Waivers (Note 5):
Waiver of investment adviser fee	$(85,539)
Waiver of administrative personnel and services fee	(16,853)
TOTAL WAIVERS		(102,392)
Net expenses			7,659,771
Net investment income			$22,367,838

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,367,838	$21,821,218
Distributions to Shareholders:
Distributions from net investment income	(22,370,873)	(21,821,046)
Share Transactions:
Proceeds from sale of shares	2,440,473,021	1,675,604,655
Net asset value of shares issued to shareholders in payment of distributions declared	21,282,968	19,222,014
Cost of shares redeemed	(2,160,938,574)	(1,633,164,750)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	300,817,415	61,661,919
Change in net assets	300,814,380	61,662,091
Net Assets:
Beginning of period	549,286,977	487,624,886
End of period (including distributions in excess of net investment income of $(3,431) and $(396), respectively)	$850,101,357	$549,286,977

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on June 1, 2007. As of and during the year ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended May 31	2008	2007
Shares sold	2,440,473,021	1,675,604,655
Shares issued to shareholders in payment of distributions declared	21,282,968	19,222,014
Shares redeemed	(2,160,938,574)	(1,633,164,750)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	300,817,415	61,661,919

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$22,370,873	$21,821,046

As of May 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(3,431)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended May 31, 2008, the Adviser voluntarily waived $85,539 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended May 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $16,853 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2008, FSC retained $204 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended May 31, 2008, FSSC received $2,653 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the year ended May 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the year ended May 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND
THE SHAREHOLDERS OF GOVERNMENT CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Government Cash Series (the "Fund") (one of the portfolios constituting Cash Trust Series, Inc.), including the portfolio of investments, as of May 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended May 31, 2005 were audited by another independent registered public accounting firm whose report, dated July 19, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Cash Series, a portfolio of Cash Trust Series, Inc., at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
July 18, 2008

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Corporation comprised 4 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee,
Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 DIRECTOR Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 DIRECTOR Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/
Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract - May 2008

GOVERNMENT CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Government Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551204

28564 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2008		2007		2006 [1]	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.023		0.027		0.020	0.008	0.001
Net realized gain on investments	0.000	[2]	0.000	[2]	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.023		0.027		0.020	0.008	0.001
Less Distributions:
Distributions from net investment income	(0.023)		(0.027)		(0.020)	(0.008)	(0.001)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--	--
TOTAL DISTRIBUTIONS	(0.023)		(0.027)		(0.020)	(0.008)	(0.001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [3]	2.36%		2.72%		1.98%	0.76%	0.13%

Ratios to Average Net Assets:
Net expenses	1.05	% [4]	1.05%		1.05%	1.05%	1.05%
Net investment income	2.26%		2.69%		1.92%	0.81%	0.13%
Expense waiver/reimbursement [5]	0.05%		0.05%		0.05%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$476,382		$342,760		$334,001	$400,545	$353,473

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended May 31, 2008 is 1.05% after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,009.70	$5.28
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.75	$5.30

1 Expenses are equal to the Fund's annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	75.9%
Municipal Notes	20.5%
Commercial Paper	3.2%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At May 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.0%
8-30 Days	1.0%
31-90 Days	3.2%
91-180 Days	9.2%
181 Days or more	8.2%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

May 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1,2]
		Alabama--1.4%
$1,195,000		Birmingham, AL IDA Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC), 1.750%, 6/6/2008	$1,195,000
1,998,000		Birmingham, AL IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.770%, 6/5/2008	1,998,000
295,000		Perry County, AL IDB, (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC), 2.100%, 6/5/2008	295,000
3,100,000		Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank NA, New York LOC), 1.960%, 6/5/2008	3,100,000
		TOTAL	6,588,000
		Arizona--9.2%
3,000,000		Arizona Sports & Tourism Authority, (Series 2008), Weekly VRDNs (Allied Irish Banks PLC LOC), 1.650%, 6/4/2008	3,000,000
4,390,000	[3,4]	Maricopa County, AZ, IDA SFM, ROCs (Series 10214), Weekly VRDNs (GNMA COL)/(Citigroup, Inc. LIQ), 1.680%, 6/5/2008	4,390,000
18,635,000		McAllister Academic Village, AZ LLC, (Series 2005B), Weekly VRDNs (Arizona State University)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.630%, 6/4/2008	18,635,000
6,965,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, (PA-1509), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 1.690%, 6/5/2008	6,965,000
10,690,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, MERLOTS (Series 2007 C-59), 2.15% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 10/15/2008	10,690,000
		TOTAL	43,680,000
		Colorado--0.6%
1,500,000		Adams County, CO IDB, (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG LOC), 1.830%, 6/5/2008	1,500,000
1,210,000		Colorado HFA, (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 1.730%, 6/5/2008	1,210,000
270,000		Colorado HFA, (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 1.730%, 6/5/2008	270,000
		TOTAL	2,980,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		District of Columbia--1.2%
$5,500,000		District of Columbia HFA, SFM Revenue Bonds Draw Down (Series 2005), 2.39% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	$5,500,000
		Florida--3.4%
2,700,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2007-49), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.740%, 6/5/2008	2,700,000
1,390,000	[3,4]	Escambia County, FL HFA, (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 2.280%, 6/4/2008	1,390,000
1,725,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 1.660%, 6/5/2008	1,725,000
4,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 2.800%, 6/4/2008	4,000,000
1,000,000		Jacksonville, FL EDC, Special Facility Airport Revenue Bonds (Series 2005B), Weekly VRDNs (Holland-Sheltair Aviation Funding LLC)/(Mellon Bank N.A. LOC), 1.730%, 6/5/2008	1,000,000
5,455,000	[3,4]	Lee County, FL Solid Waste System, (Series 2006 FR/RI-P11), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.030%, 6/4/2008	5,455,000
		TOTAL	16,270,000
		Georgia--5.2%
7,000,000		Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, (Series 1996A), Weekly VRDNs (MBIA Insurance Corp. INS)/(SunTrust Bank LIQ), 4.380%, 6/4/2008	7,000,000
15,000,000		Fulton County, GA School District, 3.00% TANs, 12/31/2008	15,064,226
2,500,000		Gwinnett County, GA Hospital Authority, (Series B), Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.550%, 6/5/2008	2,500,000
		TOTAL	24,564,226
		Illinois--8.5%
4,985,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-C70), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 1.830%, 6/4/2008	4,985,000
2,650,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-E5), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 1.830%, 6/4/2008	2,650,000
7,000,000		Chicago, IL Midway Airport, (Series 1998B) Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.750%, 6/2/2008	7,000,000
4,500,000	[3,4]	Chicago, IL SFM, RBC Floater Certificate (Series S-1), Weekly VRDNs (GNMA COL)/(Royal Bank of Canada, Montreal LIQ), 1.750%, 6/5/2008	4,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$1,350,000		Chicago, IL, (Series 2000), Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/(LaSalle Bank, N.A. LOC), 1.650%, 6/5/2008	$1,350,000
1,725,000		Chicago, IL, (Series 2001), Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 1.850%, 6/5/2008	1,725,000
1,895,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 1.920%, 6/5/2008	1,895,000
4,225,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.600%, 6/5/2008	4,225,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 1.920%, 6/5/2008	1,000,000
2,630,000		Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A), Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.600%, 6/5/2008	2,630,000
3,730,000		Illinois Development Finance Authority MFH, (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(LaSalle Bank, N.A. LOC), 1.770%, 6/5/2008	3,730,000
3,000,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 1.820%, 6/5/2008	3,000,000
1,040,000		Illinois Housing Development Authority, (2007 Sub Series H-2), 3.48% TOBs, Mandatory Tender 10/1/2008	1,040,000
569,000		Peoria, IL, (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.100%, 6/5/2008	569,000
		TOTAL	40,299,000
		Indiana--1.9%
870,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 1.750%, 6/5/2008	870,000
1,180,000		Huntington, IN, (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 1.830%, 6/5/2008	1,180,000
540,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.100%, 6/5/2008	540,000
1,000,000		Indiana Development Finance Authority, (Series 2005), Weekly VRDNs (Republic Services, Inc.), 2.950%, 6/4/2008	1,000,000
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002), Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 1.820%, 6/5/2008	1,500,000
2,200,000		Lafayette, IN School Corp., 3.75% TANs, 12/31/2008	2,205,574
1,635,000		Miami County, IN, (Series 2001: Timberland RV Project), Weekly VRDNs (Timberlodge Real Estate LLC)/(National City Bank LOC), 2.230%, 6/5/2008	1,635,000
		TOTAL	8,930,574
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Iowa--1.7%
$3,000,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008-O), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	$3,002,174
5,000,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008Q), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	5,003,617
		TOTAL	8,005,791
		Kansas--2.9%
6,878,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.740%, 6/5/2008	6,878,000
945,000		Colwich, KS Industrial Development, IDRBs (Series 1999), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Regions Bank, Alabama LOC), 2.010%, 6/5/2008	945,000
3,383,500	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 1.770%, 6/5/2008	3,383,500
2,665,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 1.890%, 6/4/2008	2,665,000
		TOTAL	13,871,500
		Kentucky--0.9%
900,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 1.870%, 6/5/2008	900,000
1,040,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 2.080%, 6/5/2008	1,040,000
2,100,000		Kentucky Housing Corp. Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 2.150%, 6/5/2008	2,100,000
400,000		Winchester, KY, (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC), 1.750%, 6/5/2008	400,000
		TOTAL	4,440,000
		Louisiana--0.5%
2,500,000		New Orleans, LA IDB, (Series 2000), Weekly VRDNs (Home Furnishings Store)/(JPMorgan Chase Bank, N.A. LOC), 1.870%, 6/5/2008	2,500,000
		Maine--1.9%
2,755,000		Dover-Foxcroft, ME, (Series 2005), Weekly VRDNs (Pleasant River Lumber Co.)/(Wachovia Bank N.A. LOC), 2.080%, 6/4/2008	2,755,000
1,000,000		Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.85% TOBs, Mandatory Tender 9/22/2008	1,000,000
2,530,000	[3,4]	Maine State Housing Authority, PUTTERs (Series 1414B), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 1.870%, 6/5/2008	2,530,000
2,625,000		Paris, ME, (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/(Key Bank, N.A. LOC), 1.810%, 6/5/2008	2,625,000
		TOTAL	8,910,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--0.8%
$4,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	$4,002,731
		Minnesota--0.5%
660,000		Brooklyn Park, MN EDA, (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.830%, 6/5/2008	660,000
1,535,000		Minneapolis, MN Health Care System, (Series 2005C), Weekly VRDNs (Fairview Health Services)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 1.950%, 6/4/2008	1,535,000
310,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.830%, 6/5/2008	310,000
		TOTAL	2,505,000
		Mississippi--1.9%
2,700,000		Mississippi Business Finance Corp., (Series 2007B), Weekly VRDNs (Chevron Corp.)/(GTD by Chevron Corp.), 1.470%, 6/4/2008	2,700,000
3,000,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 1.860%, 6/5/2008	3,000,000
3,500,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4), Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 1.860%, 6/5/2008	3,500,000
		TOTAL	9,200,000
		Missouri--0.9%
3,000,000		Missouri State Housing Development Commission, SFM Revenue Refunding Bonds Draw Down (Series 2007A), 2.70% TOBs (Natixis Funding Corp. INV), Mandatory Tender 3/1/2009	3,000,000
1,005,000		Springfield, MO IDA, (Series 1999), Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 1.820%, 6/5/2008	1,005,000
		TOTAL	4,005,000
		Montana--0.7%
3,500,000		Montana State Board of Investments, (Series 1989), 2.30% TOBs (Colstrip Energy LP)/(Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	3,500,000
		Multi-State--1.9%
3,404,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.770%, 6/5/2008	3,404,000
4,330,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.770%, 6/5/2008	4,330,000
255,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 2382P), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.870%, 6/5/2008	255,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi-State--continued
$1,195,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 1.770%, 6/5/2008	$1,195,000
15,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch & Co., Inc. LIQ), 1.720%, 6/5/2008	15,000
		TOTAL	9,199,000
		Nebraska--0.3%
1,200,000		York, NE Industrial Development, IDRBs (Series 1998), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Regions Bank, Alabama LOC), 2.010%, 6/5/2008	1,200,000
		Nevada--3.3%
9,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(GTD by Bayerische Landesbank LIQ), 2.450%, 6/4/2008	9,000,000
4,500,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank LIQ), 2.450%, 6/4/2008	4,500,000
2,240,000	[3,4]	Nevada Rural Housing Authority, MERLOTS (Series 2007-E6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 1.830%, 6/4/2008	2,240,000
		TOTAL	15,740,000
		New Mexico--0.4%
2,064,765		New Mexico Mortgage Finance Authority, (Draw Down Issue 2008), 2.680% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 10/1/2008	2,064,765
		New York--4.9%
1,670,000		Cattaraugus County, NY IDA, (Series 1999A), Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.770%, 6/5/2008	1,670,000
1,295,000		Cayuga County, NY IDA, (Series 1998), Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.010%, 6/4/2008	1,295,000
1,820,000		Erie County, NY IDA, IDRB (Series 1994), Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 1.820%, 6/5/2008	1,820,000
2,000,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 1.750%, 6/5/2008	2,000,000
1,700,000		Madison County, NY IDA, (Series A), Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 2.010%, 6/4/2008	1,700,000
1,985,000	[3,4]	Nassau County, NY IDA, ROCs (Series 738CE), Weekly VRDNs (Mill River Residences)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 1.750%, 6/5/2008	1,985,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$1,700,000		New York City, NY IDA, IDRBs (Series 2003), Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.750%, 6/5/2008	$1,700,000
8,845,000	[3,4]	New York State Mortgage Agency, PA-406 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 1.670%, 6/5/2008	8,845,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998), Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A. LOC), 1.900%, 6/5/2008	2,250,000
		TOTAL	23,265,000
		North Carolina--1.8%
8,750,000		North Carolina Medical Care Commission, (Series 2006A), Weekly VRDNs (University Health Systems of Eastern Carolina)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 2.650%, 6/4/2008	8,750,000
		North Dakota--0.6%
100,000		Fargo, ND, (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.750%, 6/5/2008	100,000
2,775,000		Grand Forks, ND, (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.720%, 6/5/2008	2,775,000
		TOTAL	2,875,000
		Ohio--9.9%
4,000,000		Akron-Canton, OH Regional Airport Authority, (Series 2007), Weekly VRDNs (Huntington National Bank, Columbus, OH LOC), 2.200%, 6/5/2008	4,000,000
1,900,000		Athens, OH, 4.25% BANs, 7/10/2008	1,900,877
1,000,000		Butler County, OH, 4.10% BANs, 8/7/2008	1,001,178
7,490,000	[3,4]	Erie County, OH Hospital Facilities, (MT-253), Weekly VRDNs (Firelands Regional Medical Center)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.380%, 6/5/2008	7,490,000
3,000,000		Fairborn, OH, 2.50% BANs, 5/20/2009	3,012,772
2,050,000		Lakota, OH Local School District, 4.00% BANs, 6/12/2008	2,050,455
6,190,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), Weekly VRDNs (Copeland Oaks Project)/(Huntington National Bank, Columbus, OH LOC), 2.100%, 6/5/2008	6,190,000
2,000,000		Massillon, OH City School District, 4.50% BANs, 7/30/2008	2,002,240
2,057,000		Morrow County, OH, 4.50% BANs, 7/11/2008	2,058,515
2,500,000		North College Hill, OH City School District, 3.70% BANs, 6/19/2008	2,500,640
805,000		Oakwood Village, OH, 3.75% BANs, 12/4/2008	805,985
2,050,000	[3,4]	Ohio HFA, MERLOTS (Series 2008-C45), 2.15% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 5/27/2009	2,050,000
2,185,000		Paulding County, OH, (Series A), 4.25% BANs, 9/10/2008	2,192,055
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$2,753,000		Perrysburg, OH, 4.00% BANs, 11/6/2008	$2,758,162
1,570,000		Richland County, OH, 4.00% BANs, 10/30/2008	1,572,820
1,455,000		Stark County, OH, (Series 2007-2), 3.90% BANs, 9/24/2008	1,456,102
1,080,000		Summit County, OH IDA, (Series 2000), Weekly VRDNs (McHale Group)/(National City Bank LOC), 2.150%, 6/5/2008	1,080,000
2,000,000		Warrensville Heights, OH, 2.40% BANs, 5/29/2009	2,004,853
1,000,000		West Clermont Local School District, OH, 4.00% BANs, 8/5/2008	1,001,476
		TOTAL	47,128,130
		Oklahoma--6.2%
2,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 2.100%, 6/5/2008	2,000,000
1,000,000		Oklahoma Development Finance Authority, (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 1.750%, 6/4/2008	1,000,000
2,500,000		Oklahoma Development Finance Authority, (Series 2002B), Weekly VRDNs (ConocoPhillips), 1.750%, 6/4/2008	2,500,000
4,000,000	[3,4]	Oklahoma Student Loan Authority, DFA Floating Certificates (Series 2008-08), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.020%, 6/5/2008	4,000,000
20,000,000	[3,4]	Oklahoma Student Loan Authority, DFA Municipal Trust (Series 2008-10), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.020%, 6/5/2008	20,000,000
		TOTAL	29,500,000
		Oregon--0.4%
1,000,000		Oregon State EDRB, (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA LOC), 1.820%, 6/5/2008	1,000,000
1,000,000		Oregon State EDRB, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC), 1.820%, 6/5/2008	1,000,000
		TOTAL	2,000,000
		Pennsylvania--1.2%
895,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 1.950%, 6/5/2008	895,000
2,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 1.980%, 6/4/2008	2,000,000
3,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	3,002,036
		TOTAL	5,897,036
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--1.3%
$2,230,000		Ridgeland, SC, (Series 2006A), Weekly VRDNs (LRC Ridgeland LLC)/(Columbus Bank and Trust Co., GA LOC), 1.870%, 6/5/2008	$2,230,000
3,000,000		South Carolina Jobs-EDA, (Series 2004), Weekly VRDNs (Republic Services, Inc.), 2.950%, 6/4/2008	3,000,000
1,000,000		South Carolina State Housing Finance & Development Authority, (Series 2007B), 3.87% BANs, 9/2/2008	1,000,000
		TOTAL	6,230,000
		South Dakota--0.6%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004), Weekly VRDNs (Prairie Gold Dairy LLC)/(Key Bank, N.A. LOC), 1.820%, 6/5/2008	3,000,000
		Tennessee--0.6%
900,000		Franklin County, TN IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC), 1.760%, 6/4/2008	900,000
110,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.600%, 6/5/2008	110,000
2,000,000		Memphis-Shelby County, TN Industrial Board, (Series 2007), Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 1.800%, 6/4/2008	2,000,000
		TOTAL	3,010,000
		Texas--7.1%
20,000,000		Harris County, TX HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.400%, 6/2/2008	20,000,000
1,970,000		Houston, TX Higher Education Finance Corp., (Series 2003A) Tierwester Oaks and Richfield Manor Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 2.300%, 6/2/2008	1,970,000
2,500,000	[3,4]	Tarrant County, TX Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008AE), 2.79% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 7/22/2008	2,500,307
5,000,000		Texas State Department of Housing & Community Affairs, (Series 2007), Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 1.860%, 6/5/2008	5,000,000
1,740,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 1.830%, 6/4/2008	1,740,000
2,600,000		Texas State, (Series 2007), 4.50% TRANs, 8/28/2008	2,604,759
		TOTAL	33,815,066
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--7.5%
$7,000,000		Hanover County, VA EDA, (Series 2005A), Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 1.950%, 6/4/2008	$7,000,000
1,500,000		Hanover County, VA IDA, (Series 2002B), Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 1.950%, 6/5/2008	1,500,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 1.75% CP (Bank of America N.A. LOC), Mandatory Tender 9/17/2008	5,000,000
10,000,000		Metropolitan Washington, DC Airports Authority, (Sub Series A), 1.85% CP (GTD by Landesbank Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 6/4/2008	10,000,000
10,000,000		Norfolk, VA EDA, (Series 2005A), Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 1.950%, 6/4/2008	10,000,000
2,000,000		Virginia State Housing Development Authority, 4.00% Bonds, 1/1/2009	2,007,253
		TOTAL	35,507,253
		Washington--1.7%
625,000		Washington State EDFA, (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 1.780%, 6/4/2008	625,000
2,500,000		Washington State EDFA, (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.750%, 6/5/2008	2,500,000
2,575,000		Washington State Housing Finance Commission, (Series 1996A: Pacific Inn Apartments), Weekly VRDNs (225-112th NE LP)/(U.S. Bank, N.A. LOC), 1.800%, 6/5/2008	2,575,000
2,250,000		Washington State Housing Finance Commission, (Series 1998A: Oxford Square Apartments), Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 1.800%, 6/5/2008	2,250,000
		TOTAL	7,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		West Virginia--0.9%
$4,190,000		Cabell County Commission, WV Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC), 2.150%, 6/5/2008	$4,190,000
		Wisconsin--4.9%
2,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 1.870%, 6/5/2008	2,000,000
170,000		Marshfield, WI, (Series 1993), Weekly VRDNs (Building Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.100%, 6/5/2008	170,000
2,275,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.760%, 6/5/2008	2,275,000
2,100,000		Rock County, WI, 4.25% TANs, 7/10/2008	2,100,969
5,500,000	[3,4]	West Allis, WI, (Series 2007 FR/RI-F7), Weekly VRDNs (Wisconsin State Fair Park Exposition Center, Inc)/(Lehman Brothers Holdings, Inc. SWP), 1.980%, 6/4/2008	5,500,000
11,270,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 1.850%, 6/4/2008	11,270,000
		TOTAL	23,315,969
		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST) [5]	474,389,041
		OTHER ASSETS AND LIABILITIES - NET--0.4% [6]	1,993,322
		TOTAL NET ASSETS--100%	$476,382,363

Securities that are subject to the federal alternative minimum tax (AMT) represent 62.7% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At May 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
91.5%	8.5%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $140,801,365, which represented 29.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At May 31, 2008, these liquid restricted securities amounted to $140,801,365, which represented 29.6% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$474,389,041
Cash		3,494,531
Income receivable		2,328,004
Receivable for shares sold		897
TOTAL ASSETS		480,212,473
Liabilities:
Payable for investments purchased	$3,500,000
Payable for shares redeemed	897
Income distribution payable	131,795
Payable for Directors'/Trustees' fee	183
Payable for distribution services fee (Note 5)	39,749
Payable for shareholder services fee (Note 5)	96,615
Accrued expenses	60,871
TOTAL LIABILITIES		3,830,110
Net assets for 476,311,326 shares outstanding		$476,382,363
Net Assets Consist of:
Paid-in capital		$476,309,030
Accumulated net realized gain on investments		73,397
Distributions in excess of net investment income		(64)
TOTAL NET ASSETS		$476,382,363
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$476,382,363 ÷ 476,311,326 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2008

Investment Income:
Interest			$13,991,924
Expenses:
Investment adviser fee (Note 5)		$2,113,696
Administrative personnel and services fee (Note 5)		331,927
Custodian fees		22,798
Transfer and dividend disbursing agent fees and expenses		426,297
Directors'/Trustees' fees		6,659
Auditing fees		17,400
Legal fees		20,849
Portfolio accounting fees		86,950
Distribution services fee (Note 5)		422,550
Shareholder services fee (Note 5)		1,056,787
Share registration costs		65,650
Printing and postage		35,752
Insurance premiums		5,629
Taxes		29,102
Miscellaneous		938
TOTAL EXPENSES		4,642,984
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(174,031)
Waiver of administrative personnel and services fee (Note 5)	(9,879)
Reduction of custodian fees	(579)
TOTAL WAIVERS AND REDUCTION		(184,489)
Net expenses			4,458,495
Net investment income			9,533,429
Net realized gain on investments			102,014
Change in net assets resulting from operations			$9,635,443

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,533,429	$9,878,461
Net realized gain on investments	102,014	83,508
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,635,443	9,961,969
Distributions to Shareholders:
Distributions from net investment income	(9,535,689)	(9,875,116)
Distributions from net realized gain on investments	(105,172)	(4,047)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,640,861)	(9,879,163)
Share Transactions:
Proceeds from sale of shares	1,853,688,088	1,474,818,907
Net asset value of shares issued to shareholders in payment of distributions declared	9,447,426	9,406,848
Cost of shares redeemed	(1,729,508,126)	(1,475,548,768)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	133,627,388	8,676,987
Change in net assets	133,621,970	8,759,793
Net Assets:
Beginning of period	342,760,393	334,000,600
End of period (including undistributed (distributions in excess of) net investment income of $(64) and $2,196, respectively)	$476,382,363	$342,760,393

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on June 1, 2007. As of and during the year ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended May 31	2008	2007
Shares sold	1,853,688,088	1,474,818,907
Shares issued to shareholders in payment of distributions declared	9,447,426	9,406,848
Shares redeemed	(1,729,508,126)	(1,475,548,768)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	133,627,388	8,676,987

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2008 and 2007 was as follows:

	2008	2007
Tax-exempt income	$9,535,689	$9,875,116
Ordinary income [1]	$ 61,350	--
Long-term capital gains	$ 43,822	$ 4,047

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of May 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(64)
Undistributed ordinary income	$17,549
Undistributed long-term capital gain	$55,848

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended May 31, 2008, the Adviser voluntarily waived $174,031 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended May 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,879 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2008, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended May 31, 2008, FSSC received $224 of fees paid by the Fund.

Interfund Transactions

During the year ended May 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,170,719,000 and $1,435,464,000, respectively.

Expense Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce fund expenses. For the year ended May 31, 2008, the Fund's expenses were reduced by $579 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the year ended May 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the year ended May 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory nvestigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended May 31, 2008, the amount of long-term capital gains designated by the Fund was $43,822.

For the year ended May 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND THE SHAREHOLDERS OF MUNICIPAL CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Municipal Cash Series (the "Fund") (one of the portfolios constituting the Cash Trust Series, Inc.), including the portfolio of investments, as of May 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended May 31, 2005 were audited by another independent, registered public accounting firm whose report, dated July 19, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Municipal Cash Series, a portfolio of Cash Trust Series, Inc., at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
July 18, 2008

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Corporation comprised 4 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors,
Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 DIRECTOR Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 DIRECTOR Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Evaluation and Approval of Advisory
Contract-May 2008

MUNICIPAL CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551303

28565 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2008	2007	2006 [1]	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.036	0.043	0.031	0.011	0.001
Less Distributions:
Distributions from net investment income	(0.036)	(0.043)	(0.031)	(0.011)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	3.70%	4.42%	3.15%	1.08%	0.14%

Ratios to Average Net Assets:
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	3.58%	4.34%	3.07%	1.11%	0.14%
Expense waiver/reimbursement [3]	0.02%	0.01%	0.02%	0.02%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,787,122	$4,758,790	$3,850,411	$4,074,633	$4,334,861

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,014.80	$5.29
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.75	$5.30

1 Expenses are equal to the Fund's annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	35.0%
Bank Instruments	30.4%
Variable Rate Demand Instruments	29.8%
Repurchase Agreement	4.5%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

At May 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	26.2%
8-30 Days	15.3%
31-90 Days	43.4%
91-180 Days	11.5%
181 Days or more	3.3%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

May 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.9%
		Finance - Automotive--2.8%
$12,303,687	[1]	CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	$12,303,687
13,189,445	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	13,189,445
326,992		Capital One Auto Finance Trust 2007-C, Class A1, 5.282%, 10/15/2008	326,992
5,846,913	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.151%, 3/9/2009	5,846,913
5,000,000		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	5,000,000
14,195,542		Fifth Third Auto Trust 2008-1, Class A1, 2.730%, 4/15/2009	14,195,542
1,030,382	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.291%, 10/15/2008	1,030,382
75,000,000	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	75,000,000
9,765,301		Nissan Auto Lease Trust 2008-A, Class A1, 2.814%, 5/15/2009	9,765,301
7,335,537		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.997%, 1/15/2009	7,335,537
17,364,896		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A1, 2.840%, 5/20/2009	17,364,896
3,629,777		Wachovia Auto Loan Owner Trust 2008-1, Class A1, 3.943%, 1/20/2009	3,629,777
		TOTAL	164,988,472
		Finance - Equipment--0.1%
4,732,876		GE Equipment Midticket LLC (Series 2007-1), Class A1, 4.905%, 11/14/2008	4,732,876
		TOTAL ASSET-BACKED SECURITIES	169,721,348
		CERTIFICATES OF DEPOSIT--16.5%
		Banking--16.5%
55,000,000		Bank of Montreal, 3.020% - 3.250%, 7/29/2008 - 8/27/2008	55,000,000
50,000,000		Bank of Scotland, Edinburgh, 3.050%, 10/23/2008	50,000,000
253,000,000		Barclays Bank PLC, 3.050% - 4.640%, 6/2/2008 - 5/27/2009	253,039,204
75,000,000		Comerica Bank, 4.540%, 7/2/2008	75,000,000
67,000,000		Credit Suisse, Zurich, 4.420% - 5.405%, 6/2/2008 - 7/3/2008	67,000,000
140,000,000		DePfa Bank PLC, 2.830% - 4.280%, 7/10/2008 - 11/13/2008	140,000,000
85,000,000		Huntington National Bank, Columbus, OH, 2.850% - 2.870%, 7/1/2008 - 8/4/2008	85,000,000
40,000,000		National City Bank, 2.780%, 9/11/2008	40,000,000
50,000,000		Natixis, 4.860%, 6/18/2008	50,000,000
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$5,500,000		Regions Bank, Alabama, 2.990%, 10/31/2008	$5,499,983
30,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.760%, 7/18/2008	30,000,000
45,000,000		Societe Generale, Paris, 3.190% - 5.420%, 7/10/2008 - 7/30/2008	45,000,000
50,000,000		Toronto Dominion Bank, 4.330%, 7/8/2008	50,000,000
10,000,000		UBS AG, 3.780%, 10/15/2008	10,000,000
		TOTAL CERTIFICATES OF DEPOSIT	955,539,187
		COLLATERALIZED LOAN AGREEMENTS--9.6%
		Banking--3.6%
50,000,000		Credit Suisse First Boston LLC, 2.575%, 6/2/2008	50,000,000
75,000,000		Deutsche Bank Securities, Inc., 2.575%, 6/2/2008	75,000,000
50,000,000		Greenwich Capital Markets, Inc., 2.575%, 6/2/2008	50,000,000
35,000,000		Natixis Financial Products Inc., 2.750%, 6/2/2008	35,000,000
		TOTAL	210,000,000
		Brokerage--6.0%
50,000,000		Citigroup Global Markets, Inc., 2.645%, 6/2/2008	50,000,000
75,000,000		Goldman Sachs & Co., 2.625%, 6/2/2008	75,000,000
198,000,000		Lehman Brothers, Inc., 2.814%, 6/2/2008	198,000,000
25,000,000		Merrill Lynch & Co., Inc., 2.725%, 6/2/2008	25,000,000
		TOTAL	348,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	558,000,000
		COMMERCIAL PAPER--34.0% [3]
		Aerospace/Auto--0.5%
16,400,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 2.850%, 7/8/2008 - 7/23/2008	16,346,737
10,000,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 3.300%, 6/2/2008	9,999,083
		TOTAL	26,345,820
		Banking--2.8%
25,000,000		Bank of Scotland, Edinburgh, 3.273%, 7/22/2008	24,885,958
40,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 2.720%, 7/2/2008	39,906,311
77,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.650% - 2.690%, 9/26/2008 - 10/2/2008	76,316,596
20,000,000		Societe Generale North America, Inc., 3.250%, 7/30/2008	19,895,439
		TOTAL	161,004,304
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Brokerage--0.7%
$40,000,000		Morgan Stanley, 2.840%, 7/7/2008	$39,886,400
		Conglomerate--0.8%
46,000,000		Textron Financial Corp., (Textron Inc. SA), 2.800% - 2.850%, 7/7/2008 - 8/19/2008	45,828,326
		Consumer Products--0.9%
17,900,000		Clorox Corp., 2.900%, 6/4/2008	17,895,674
14,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 2.800% - 2.850%, 6/16/2008 - 6/27/2008	13,976,697
23,300,000	[1,2]	Fortune Brands, Inc., 2.750%, 6/2/2008	23,298,220
		TOTAL	55,170,591
		Finance - Automotive--2.4%
25,000,000		DRAC LLC, (A1+/P1 Series), 3.407%, 7/21/2008	24,883,681
115,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.820% - 2.970%, 8/13/2008 - 10/15/2008	114,179,854
		TOTAL	139,063,535
		Finance - Commercial--5.1%
50,000,000	[1,2]	Edison Asset Securitization LLC, 2.890% - 4.780%, 6/10/2008 - 9/25/2008	49,859,078
121,600,000	[1,2]	Fairway Finance Co. LLC, 2.570% - 2.740%, 7/11/2008 - 8/14/2008	121,026,701
125,000,000	[1,2]	Versailles Commercial Paper LLC, 2.750% - 3.100%, 6/13/2008 - 8/8/2008	124,765,556
		TOTAL	295,651,335
		Finance - Retail--18.5%
130,000,000	[1,2]	Alpine Securitization Corp., 2.670% - 2.750%, 7/1/2008 - 8/5/2008	129,575,150
50,000,000	[1,2]	Amsterdam Funding Corp., 2.600%, 8/26/2008	49,689,444
235,000,000	[1,2]	Barton Capital LLC, 2.610% - 2.930%, 6/16/2008 - 8/8/2008	234,343,397
187,088,000	[1,2]	Chariot Funding LLC, 2.550% - 2.930%, 6/5/2008 - 8/28/2008	186,653,921
78,715,000	[1,2]	Falcon Asset Securitization Company LLC, 2.550% - 2.670%, 7/17/2008 - 8/28/2008	78,306,807
267,500,000	[1,2]	Sheffield Receivables Corp., 2.450% - 2.950%, 6/5/2008 - 8/19/2008	267,058,751
125,000,000	[1,2]	Yorktown Capital LLC, 2.640% - 2.730%, 7/24/2008 - 8/11/2008	124,389,569
		TOTAL	1,070,017,039
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Food & Beverage--1.0%
$24,200,000	[1,2]	H.J. Heinz Co., 2.900% - 2.920%, 6/11/2008 - 8/14/2008	$24,106,193
33,300,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 2.850% - 3.000%, 6/18/2008 - 7/31/2008	33,184,709
		TOTAL	57,290,902
		Pharmaceuticals and Health Care--0.3%
20,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	19,860,489
		Publishing and Printing--0.5%
28,000,000	[1,2]	Gannett Co., Inc., 2.950% - 3.000%, 6/19/2008 - 8/8/2008	27,892,080
		Retail--0.5%
30,000,000	[1,2]	Home Depot, Inc., 3.000% - 3.050%, 6/24/2008	29,941,733
		TOTAL COMMERCIAL PAPER	1,967,952,554
		CORPORATE BOND--0.3%
		Retail--0.3%
15,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	15,000,000
		CORPORATE NOTES--1.0%
		Banking--0.6%
35,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	35,017,500
		Finance - Securities--0.4%
25,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	25,000,000
		TOTAL CORPORATE NOTES	60,017,500
		LOAN PARTICIPATION--1.1%
		Chemicals--0.4%
25,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 2.720%, 9/26/2008	25,000,000
		Miscellaneous--0.7%
40,000,000		Cargill, Inc., 2.950%, 6/9/2008	40,000,000
		TOTAL LOAN PARTICIPATION	65,000,000
		NOTES - VARIABLE--29.8% [4]
		Banking--20.1%
4,830,000		35 N. Fourth Street Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.281%, 6/5/2008	4,830,000
2,140,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 6/6/2008	2,140,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,594,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 3.250%, 6/5/2008	$3,594,000
3,100,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 3.320%, 6/5/2008	3,100,000
80,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 3.004%, 6/5/2008	80,000,000
40,000,000		Australia & New Zealand Banking Group, Melbourne, 3.210%, 6/10/2008	40,000,000
68,000,000	[1,2]	BNP Paribas SA, 2.392%, 6/26/2008	68,000,000
25,000,000	[1,2]	Bank of Ireland, 2.665%, 8/15/2008	25,000,000
40,000,000	[1,2]	Bank of Montreal, 3.224%, 6/5/2008	40,000,000
25,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.621%, 6/9/2008	25,000,000
55,000,000		Bank of Scotland, Edinburgh, 2.669% - 2.898%, 6/2/2008 - 6/24/2008	55,000,000
5,715,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.310%, 6/6/2008	5,715,000
600,000		Boozer Lumber Co., (Regions Bank, Alabama LOC), 2.630%, 6/6/2008	600,000
23,000,000	[1,2]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	23,000,000
7,565,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 2.760%, 6/5/2008	7,565,000
1,233,000		Capital One Funding Corp., (Series 1995-D), (JPMorgan Chase Bank, N.A. LOC), 2.900%, 6/5/2008	1,233,000
290,000		Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.460%, 6/5/2008	290,000
4,520,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 6/6/2008	4,520,000
4,595,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 2.760%, 6/5/2008	4,595,000
2,210,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 2.650%, 6/5/2008	2,210,000
21,000,000	[1,2]	Credit Agricole S.A., 2.569%, 6/23/2008	21,000,000
35,000,000		Credit Agricole S.A., 2.829%, 6/23/2008	35,000,000
650,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.460%, 6/5/2008	650,000
405,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.549%, 6/5/2008	405,000
10,000,000	[1,2]	DePfa Bank PLC, 2.860%, 6/15/2008	10,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$2,890,000		Development Authority of Columbus, GA, ECLA Family Partnership (Series 2004), (Columbus Bank and Trust Co., GA LOC), 2.680%, 6/5/2008	$2,890,000
1,100,000		Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 6/4/2008	1,100,000
1,835,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 6/6/2008	1,835,000
26,500,000		FEM Portfolio No. 1, (Series 2007), (Huntington National Bank, Columbus, OH LOC), 3.550%, 6/5/2008	26,500,000
5,325,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 6/6/2008	5,325,000
2,300,000		Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC), 2.520%, 6/4/2008	2,300,000
6,500,000		Giunta Group Ltd., (Series 2008), (Columbus Bank and Trust Co., GA LOC), 2.980%, 6/5/2008	6,500,000
18,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.530%, 6/5/2008	18,000,000
1,825,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 6/6/2008	1,825,000
2,445,000		Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 3.350%, 6/6/2008	2,445,000
5,360,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 2.700%, 6/5/2008	5,360,000
950,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.400%, 6/6/2008	950,000
18,000,000	[1,2]	ING Bank N.V., 3.282%, 6/26/2008	18,000,000
2,365,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 3.180%, 6/1/2008	2,365,000
7,065,000		Jackson-Rime Development Co. I, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 2.730%, 6/5/2008	7,065,000
50,000,000	[1]	MONET Trust, (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 2.741%, 6/30/2008	50,000,000
3,835,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.500%, 6/3/2008	3,835,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.530%, 6/3/2008	50,000,000
3,955,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A), (SunTrust Bank LOC), 2.530%, 6/5/2008	3,955,000
7,225,000		Mississippi Business Finance Corp., Deuce McAllister Motors, LLC Project (Series 2006), (First Tennessee Bank, N.A. LOC), 3.880%, 6/5/2008	7,225,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$5,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.698%, 6/9/2008	$5,000,000
55,000,000		National Australia Bank Ltd., Melbourne, 3.218%, 6/6/2008	55,000,000
50,000,000		National City Bank, 2.595% - 2.715%, 6/2/2008 - 8/13/2008	50,000,000
15,000,000		Natixis, 2.900%, 7/1/2008	15,000,000
6,865,000		Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 2.732%, 6/5/2008	6,865,000
410,000		PV Communications, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.599%, 6/5/2008	410,000
3,630,000		RT Anderson LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.880%, 6/5/2008	3,630,000
7,775,000		Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.531%, 6/6/2008	7,775,000
25,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.828%, 6/2/2008	25,000,000
29,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490%, 6/2/2008	29,000,000
12,500,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 2.760%, 6/5/2008	12,500,000
2,420,000		Shelby County, TN Health Education & Housing Facilities Board, St. Mary's Episcopal School Project (Series 2004-T), (First Tennessee Bank, N.A. LOC), 3.880%, 6/5/2008	2,420,000
30,000,000	[1,2]	Societe Generale, Paris, 2.802%, 6/2/2008	30,000,000
7,295,000		Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 2.760%, 6/5/2008	7,295,000
1,765,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 2.680%, 6/5/2008	1,765,000
4,050,000		Sun Valley, Inc., (Wachovia Bank N.A. LOC), 3.310%, 6/6/2008	4,050,000
3,700,000		Sunset Ventures, LLC, (Series 2008), (National Bank of South Carolina LOC), 2.760%, 6/5/2008	3,700,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 6/6/2008	2,735,000
13,500,000		Svenska Handelsbanken, Stockholm, 2.938%, 7/7/2008	13,500,000
1,545,000		Swiger Coil Systems, Inc., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.599%, 6/5/2008	1,545,000
485,000		TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 3.499%, 6/5/2008	485,000
2,860,000		Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 2.680%, 6/5/2008	2,860,000
5,730,000		Tifton Mall, Inc., (Series 1996), (Columbus Bank and Trust Co., GA LOC), 2.680%, 6/5/2008	5,730,000
20,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-2), Tranche #1, (GTD by Wachovia Corp.), 2.899%, 6/23/2008	20,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$70,000,000		Union Hamilton Special Purpose Funding LLC, (Series 2008-1), Tranche #1, (GTD by Wachovia Corp.), 3.171%, 6/30/2008	$70,000,000
45,000,000		Wachovia Bank N.A., 2.910%, 7/4/2008	45,000,000
3,070,000		Warrior Roofing Manufacturing of Georgia LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 2.680%, 6/5/2008	3,070,000
6,200,000		Wesley Properties LLC, (First Commercial Bank, Birmingham, AL LOC), 2.100%, 6/5/2008	6,200,000
48,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.505%, 6/16/2008	48,000,000
1,210,000		Wexner Heritage House, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.549%, 6/5/2008	1,210,000
920,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.549%, 6/5/2008	920,000
2,380,000		Woodland Park Apartments LLC, (Series 2001), (Columbus Bank and Trust Co., GA LOC), 2.680%, 6/5/2008	2,380,000
		TOTAL	1,163,967,000
		Brokerage--3.3%
50,000,000	[1,2]	Goldman Sachs Group, Inc., 2.584%, 6/16/2008	50,000,218
35,000,000		Merrill Lynch & Co., Inc., 2.804%, 6/4/2008	35,000,000
106,000,000		Morgan Stanley, 2.210% - 2.874%, 6/2/2008 - 6/27/2008	106,000,000
		TOTAL	191,000,218
		Electronics--0.9%
50,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.869%, 6/26/2008	50,000,000
		Finance - Commercial--0.6%
30,000,000		General Electric Capital Corp., 2.641%, 6/9/2008	30,000,000
3,000,000		South Carolina Jobs-EDA, Roller Bearing Co., (Series 1994 B), (Heller Financial, Inc. LOC), 2.700%, 6/5/2008	3,000,000
		TOTAL	33,000,000
		Finance - Retail--0.5%
31,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.070%, 6/16/2008	31,000,000
		Finance - Securities--2.5%
60,000,000	[1,2]	Asscher Finance Corp., 2.070% - 2.655%, 6/2/2008 - 8/15/2008 (Final Maturity 8/1/2008 - 8/15/2008)	59,995,229
85,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 2.656%, 6/2/2008 - 8/15/2008 (Final Maturity 7/15/2008 - 8/15/2008)	84,996,528
		TOTAL	144,991,757
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Insurance--1.7%
$35,000,000		Genworth Life Insurance Co., 3.134% - 3.476%, 6/2/2008 - 8/11/2008	$35,000,000
9,000,000		Hartford Life Global Funding Trust, 2.534%, 6/16/2008	9,000,000
35,000,000		Monumental Life Insurance Co., 3.225%, 6/2/2008	35,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 2.984%, 8/11/2008	20,000,000
		TOTAL	99,000,000
		Oil & Oil Finance--0.2%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 3.039%, 6/11/2008	10,000,000
		TOTAL NOTES - VARIABLE	1,722,958,975
		REPURCHASE AGREEMENT--4.5%
256,889,000		Interest in $3,000,000,000 joint repurchase agreement 2.34%, dated 5/30/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,585,000 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $3,081,091,392.	256,889,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [5]	5,771,078,564
		OTHER ASSETS AND LIABILITIES - NET--0.3% [6]	16,043,784
		TOTAL NET ASSETS--100%	$5,787,122,348

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $2,565,859,624, which represented 44.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At May 31, 2008, these liquid restricted securities amounted to $2,478,555,937, which represented 42.8% of total net assets.

3 Discount rate at time of purchase.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
GTD	--Guaranteed
LOC	--Letter of Credit
SA	--Support Agreement
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$5,771,078,564
Cash		92,726
Income receivable		20,381,904
Receivable for shares sold		2,432,220
TOTAL ASSETS		5,793,985,414
Liabilities:
Payable for shares redeemed	$187,913
Income distribution payable	4,199,394
Payable for transfer and dividend disbursing agent fees and expenses	657,071
Payable for distribution services fee (Note 5)	496,329
Payable for shareholder services fee (Note 5)	1,194,400
Accrued expenses	127,959
TOTAL LIABILITIES		6,863,066
Net assets for 5,787,151,305 shares outstanding		$5,787,122,348
Net Assets Consist of:
Paid-in capital		$5,787,151,305
Distributions in excess of net investment income		(28,957)
TOTAL NET ASSETS		$5,787,122,348
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($5,787,122,348 ÷ 5,787,151,305 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

Statement of Operations

Year Ended May 31, 2008

Investment Income:
Interest			$248,080,672
Expenses:
Investment adviser fee (Note 5)		$26,753,691
Administrative personnel and services fee (Note 5)		4,202,046
Custodian fees		220,406
Transfer and dividend disbursing agent fees and expenses		5,771,480
Directors'/Trustees' fees		52,435
Auditing fees		17,001
Legal fees		16,790
Portfolio accounting fees		162,998
Distribution services fee (Note 5)		5,344,156
Shareholder services fee (Note 5)		13,348,527
Account administration fee		28,318
Share registration costs		367,400
Printing and postage		562,636
Insurance premiums		19,070
Taxes		367,892
Miscellaneous		27,028
TOTAL EXPENSES		57,261,874
Waivers (Note 5):
Waiver of investment adviser fee	$(699,154)
Waiver of administrative personnel and services fee	(125,768)
TOTAL WAIVERS		(824,922)
Net expenses			56,436,952
Net investment income			$191,643,720

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$191,643,720	$188,674,744
Distributions to Shareholders:
Distributions from net investment income	(191,698,398)	(188,642,597)
Share Transactions:
Proceeds from sale of shares	10,030,052,798	9,087,354,336
Net asset value of shares issued to shareholders in payment of distributions declared	192,549,745	183,908,684
Cost of shares redeemed	(9,194,215,473)	(8,362,916,138)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,028,387,070	908,346,882
Change in net assets	1,028,332,392	908,379,029
Net Assets:
Beginning of period	4,758,789,956	3,850,410,927
End of period (including undistributed (distributions in excess of) net investment income of $(28,957) and $25,721, respectively)	$5,787,122,348	$4,758,789,956

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on June 1, 2007. As of and during the year ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at May 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	3/14/2008	$12,303,687
MONET Trust, (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 2.741%, 6/30/2008	3/28/2006	$50,000,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$25,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended May 31	2008	2007
Shares sold	10,030,052,798 10,030,052,798	9,087,354,336 9,087,354,336
Shares issued to shareholders in payment of distributions declared	192,549,745	183,908,684
Shares redeemed	(9,194,215,473)	(8,362,916,138)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,028,387,070	908,346,882

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2008 and 2007 was as follows:

	2008	2007
Ordinary income	$191,698,398	$188,642,597

As of May 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(28,957)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended May 31, 2008, the Adviser voluntarily waived $699,154 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended May 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $125,768 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2008, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended May 31, 2008, FSSC received $10,233 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the year ended May 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the year ended May 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND
THE SHAREHOLDERS OF PRIME CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Prime Cash Series (the "Fund") (one of the portfolios constituting the Cash Trust Series, Inc.), including the portfolio of investments, as of May 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended May 31, 2005 were audited by another independent registered public accounting firm whose report, dated July 19, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Cash Series, a portfolio of Cash Trust Series, Inc., at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
July 18, 2008

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Corporation comprised 4 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 DIRECTOR Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 DIRECTOR Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract - May 2008

PRIME CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551105

28566 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2008	2007	2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.0273	0.0419	0.0295		0.0091		0.0004
Net realized gain on investments	--	--	0.0000	[2]	0.0000	[2]	0.0002
TOTAL FROM INVESTMENT OPERATIONS	0.0273	0.0419	0.0295		0.0091		0.0006
Less Distributions:
Distributions from net investment income	(0.0273)	(0.0419)	(0.0295)		(0.0091)		(0.0004)
Distributions from net realized gain on investments	--	--	(0.0000	) [2]	(0.0000	) [2]	(0.0002)
TOTAL DISTRIBUTIONS	(0.0273)	(0.0419)	(0.0295)		(0.0091)		(0.0006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return [3]	2.76%	4.27%	2.99%		0.91%		0.06%

Ratios to Average Net Assets:
Net expenses	1.04%	1.05%	1.05%		1.05%		1.01%
Net investment income	2.45%	4.18%	3.00%		0.87%		0.04%
Expense waiver/reimbursement [4]	0.05%	0.06%	0.06%		0.08%		0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$712,164	$345,669	$388,810		$252,537		$341,511

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.0001.

3 Based on net asset value.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,008.40	$5.17
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.85	$5.20

1 Expenses are equal to the Fund's annualized net expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	94.1%
U.S. Treasury Securities	5.9%
Other Assets and Liabilities--Net [2,3]	(0.0)%
TOTAL	100.0%

At May 31, 2008, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	91.6%
8-30 Days	3.6%
31-90 Days	2.1%
91-180 Days	0.7%
181 Days or more	2.0%
Other Assets and Liabilities--Net [2,3]	(0.0)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Represents less than 0.1%.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

May 31, 2008

Principal Amount			Value
		REPURCHASE AGREEMENTS--94.1%
$63,960,000		Interest in $5,750,000,000 joint repurchase agreement 2.17%, dated 5/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,751,039,792 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $5,866,060,703.	$63,960,000
71,000,000		Interest in $2,800,000,000 joint repurchase agreement 2.15%, dated 5/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,800,501,667 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $2,856,511,813.	71,000,000
71,000,000		Interest in $2,800,000,000 joint repurchase agreement 2.20%, dated 5/30/2008 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $2,800,513,333 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2025 and the market value of those underlying securities was $2,856,008,771.	71,000,000
71,000,000		Interest in $6,000,000,000 joint repurchase agreement 2.20%, dated 5/30/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $6,001,100,000 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $6,121,122,088.	71,000,000
71,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.15%, dated 5/30/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,500,268,750 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $1,530,002,264.	71,000,000
71,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.15%, dated 5/30/2008 under which Fortis Securities LLC will repurchase securities provided as collateral for $1,500,268,750 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $1,530,274,207.	71,000,000
15,000,000	[1]	Interest in $480,000,000 joint repurchase agreement 1.45%, dated 3/17/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $482,030,000 on 6/30/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2015 and the market value of those underlying securities was $491,060,164.	15,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$71,000,000		Interest in $3,000,000,000 joint repurchase agreement 2.15%, dated 5/30/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,537,500 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $3,060,000,151.	$71,000,000
71,000,000		Interest in $3,800,000,000 joint repurchase agreement 2.17%, dated 5/30/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $3,800,687,167 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $3,876,001,821.	71,000,000
71,000,000		Interest in $2,800,000,000 joint repurchase agreement 2.15%, dated 5/30/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $2,800,501,667 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2018 and the market value of those underlying securities was $2,856,000,004.	71,000,000
20,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.15%, dated 5/30/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $1,500,268,750 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $1,530,002,306.	20,000,000
3,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $163,337,622 on 6/13/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2015 and the market value of those underlying securities was $166,047,219.	3,000,000
		TOTAL REPURCHASE AGREEMENTS	669,960,000
		U.S. TREASURY--5.9%
28,000,000		United States Treasury Bills, 1.350% - 2.150%, 6/16/2008 - 10/16/2008	27,952,683
14,000,000		United States Treasury Notes, 4.500% - 4.875%, 1/31/2009 - 5/31/2009	14,324,168
		TOTAL U.S. TREASURY	42,276,851
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [2]	712,236,851
		OTHER ASSETS AND LIABILITIES - NET--(0.0)% [3]	(72,992)
		TOTAL NET ASSETS--100%	$712,163,859

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008

Assets:
Investments in repurchase agreements	$669,960,000
Investments in securities	42,276,851
Total investments in securities, at amortized cost and value		$712,236,851
Income receivable		490,062
Receivable for shares sold		803
TOTAL ASSETS		712,727,716
Liabilities:
Payable for shares redeemed	203
Income distribution payable	239,250
Bank overdraft	8,297
Payable for distribution services fee (Note 5)	63,681
Payable for shareholder services fee (Note 5)	149,556
Payable for transfer and dividend disbursing agent fees and expenses	71,417
Payable for custodian fees	8,147
Accrued expenses	23,306
TOTAL LIABILITIES		563,857
Net assets for 712,167,653 shares outstanding		$712,163,859
Net Assets Consist of:
Paid-in capital		$712,167,653
Distributions in excess of net investment income		(3,794)
TOTAL NET ASSETS		$712,163,859
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($712,163,859 ÷ 712,167,653 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2008

Investment Income:
Interest			$21,323,293
Expenses:
Investment adviser fee (Note 5)		$3,055,986
Administrative personnel and services fee (Note 5)		479,628
Custodian fees		30,887
Transfer and dividend disbursing agent fees and expenses		629,620
Directors'/Trustees' fees		6,783
Auditing fees		17,401
Legal fees		16,055
Portfolio accounting fees		100,188
Distribution services fee (Note 5)		607,875
Shareholder services fee (Note 5)		1,445,097
Account administration fee		5,703
Share registration costs		151,987
Printing and postage		43,459
Insurance premiums		6,382
Taxes		40,961
Miscellaneous		18,908
TOTAL EXPENSES		6,656,920
Waivers (Note 5):
Waiver of investment adviser fee	$(288,147)
Waiver of administrative personnel and services fee	(14,026)
TOTAL WAIVERS		(302,173)
Net expenses			6,354,747
Net investment income			$14,968,546

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,968,546	$14,707,670
Distributions to Shareholders:
Distributions from net investment income	(14,971,501)	(14,711,573)
Share Transactions:
Proceeds from sale of shares	2,199,146,781	863,399,112
Net asset value of shares issued to shareholders in payment of distributions declared	14,898,198	14,172,031
Cost of shares redeemed	(1,847,546,900)	(920,708,455)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	366,498,079	(43,137,312)
Change in net assets	366,495,124	(43,141,215)
Net Assets:
Beginning of period	345,668,735	388,809,950
End of period (including distributions in excess of net investment income of $(3,794) and $(839), respectively)	$712,163,859	$345,668,735

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on June 1, 2007. As of and during the year ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended May 31	2008	2007
Shares sold	2,199,146,781	863,399,112
Shares issued to shareholders in payment of distributions declared	14,898,198	14,172,031
Shares redeemed	(1,847,546,900)	(920,708,455)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	366,498,079	(43,137,312)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$14,971,501	$14,711,573

As of May 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(3,794)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended May 31, 2008, the Adviser voluntarily waived $288,147 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended May 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $14,026 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2008, FSC retained $245 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended May 31, 2008, FSSC received $1,346 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the year ended May 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the year ended May 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND
THE SHAREHOLDERS OF TREASURY CASH SERIES

We have audited the accompanying statement of assets and liabilities of Treasury Cash Series (the "Fund") (one of the portfolios constituting Cash Trust Series, Inc.), including the portfolio of investments, as of May 31, 2008, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended May 31, 2005 were audited by another independent registered public accounting firm whose report, dated July 19, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Cash Series, a portfolio of Cash Trust Series, Inc., at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
July 18, 2008

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Corporation comprised 4 portfolios and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 DIRECTOR Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 DIRECTOR Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Evaluation and Approval of Advisory
Contract - May 2008

TREASURY CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser or what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Treasury Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551402

28567 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas G. Bigley, Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $71,200

Fiscal year ended 2007 - $68,000

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $ 0 and $ 0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4 (b)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2008 - $166,408

Fiscal year ended 2007 - $195,119

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008